INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

As of December 31, 2021 and 2020, inventories consist of:

	December 31, 2021	December 31, 2020
Raw materials	$3,767	$3,663
Finished goods	559,659	427,942
Cost of projects	82,898	34,792
Inventories, gross	$646,324	$466,397
Allowance for slow-moving or obsolete inventories	(103,940)	(211,719)
Inventories, net	$542,384	$254,678